Victory Trivalent International Small-Cap Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
S&P® Developed ex-U.S. SmallCap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.14%)	1.94%	4.79%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	2.19%	5.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.54%	2.62%	5.08% [1]
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.76%	3.82%	6.13%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.66%	3.73%	6.01%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.55%	3.65%	5.97%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	3.15%	5.50%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.26%	2.99%	4.88%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.